Commitments, Contingencies and Off-Balance-Sheet Risk - Contractual Amounts of Financial Instruments with Off-Balance-Sheet Risk (Detail) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Fixed Rate	$ 5,613	$ 7,510
Variable Rate	322,915	232,347
Lines of Credit and Construction Loans [Member]
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Fixed Rate	4,982	6,905
Variable Rate	286,925	202,923
Overdraft Protection [Member]
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Fixed Rate	7	5
Variable Rate	33,353	29,075
Letters of Credit [Member]
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Fixed Rate	624	600
Variable Rate	$ 2,637	$ 349